4. Disposition of Latin American Operations	12 Months Ended
Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposition of Latin American Operations

NOTE 4 - Disposition of Latin American Operations

Description of Sale to Invekra

On October 27, 2016, the Company, along with its Mexican subsidiary and manufacturer Oculus Technologies of Mexico, S.A. de C.V. (“OTM”), closed on an asset purchase agreement with Invekra, S.A.P.I de C.V. (“Invekra”), an affiliate of Laboratorios Sanfer S.A. de C.V., for the sale of certain of its Latin America assets. Specifically, the Company agreed to sell certain patents, patent applications, trademarks and territory rights for Mexico, the Caribbean and South America, excluding the sale of dermatology products in Brazil, as well as to build and deliver equipment that Invekra will use to produce its own product.

The aggregate purchase price that Invekra will pay for the assets is $22,000,000, of which $18,000,000 was paid upon closing, $1,500,000 was paid on March 16, 2017 upon the delivery of certain equipment, and $2,500,000 is to be paid in Mexican currency in quarterly installments over a period of ten years from closing as consideration for the provision of certain services and providing technical assistance, calculated as three percent on net sales of certain products in Latin America, excluding Mexico. Because the $2,500,000 is to be paid in foreign currency, the Company may receive more or less than $2,500,000 due to currency fluctuations.

In connection with the asset purchase agreement, the Company agreed to provide the technology, know-how and assistance to Invekra to enable Invekra to manufacture on its own the products as currently produced by the Company (“Technical Services Arrangement”), and continue to supply product to Invekra for a two year transition period from the Sale Date, which was extended to October 27, 2020. During the years ended March 31, 2018 and 2017, the Company reported $3,007,000 and $1,299,000, respectively, of Latin America product revenue related to the Supply Agreement with Invekra. During the year ended March 31, 2018, the Company recorded $208,000 of service revenue related to providing technical assistance and $189,000 of interest income related to a discount on deferred consideration.

The Company will provide product under the Supply Agreement at a reduced price from its current price list, while Invekra builds its own manufacturing line. At the conclusion of the transition period, the Company will cease to be a supplier of product to Invekra. The Company is uncertain as to the duration of the transition period or when Invekra will complete the build out of its manufacturing line. Pursuant to the Supply Agreement, the Company is subject to a potential penalty for failure to supply the products for a consecutive period of six months. The penalty, if triggered, will require the Company to make a one-time payment of $2,000,000 to Invekra. The penalty decreases by 12.5% each quarter of the term of the supply period. The Company does not expect to incur this penalty.

Accounting for the disposition

For accounting purposes, the Company determined that there were three discrete components of the sale to Invekra. These components were the intellectual property and territory rights, the services to be provided under the Technical Services Arrangement and the production equipment to be manufactured for Invekra.

The Company determined an arm’s length selling price for each component of the sale and then allocated the net proceeds received to the components on a relative selling price basis. The Company estimated the selling prices of each component as described below:

Component of Sale	Methodology to Estimate Selling Price
Services under the Technical Services Arrangement	Based upon revenues expected from a market participant to provide technical services at expected service levels
Production equipment manufactured	Based upon an expected selling price derived from costs marked up to selling price at market participant margins
Intellectual property and territory rights	Based upon a discounted cash flow analysis of the benefit to Invekra of producing rather than purchasing its product and operating royalty free

The Company determined proceeds, net of estimated transaction costs and net of the discount to adjust for consideration to be received in the future. The total proceeds were as follows:

Cash received on October 27, 2016	$18,000,000
Cash received on March 16, 2017	1,500,000
Face value of variable consideration ($250,000 per year for ten years)	2,500,000
Total proceeds from sale	22,000,000
Equipment costs	(305,000)
Transaction costs	(556,000)
Total proceeds, net of transaction costs	21,139,000
Discount on variable consideration (using a 7.5% discount rate)	(752,000)
Total proceeds, net of discount	$20,387,000

Proceeds were allocated to the components of the sale based upon their relative selling prices are as follows:

Services under the Technical Services Arrangement	$708,000
Production equipment manufactured, net	192,000
Intellectual property and territory rights	19,487,000
Total proceeds	$20,387,000

The proceeds related to the intellectual property and territory rights were included in gain on sale on the date of the sale. The proceeds allocated to the services under the Technical Services Agreement were recorded in deferred revenue as of the date of the sale and will be recognized as technical services are provided. The proceeds related to the production equipment to be manufactured were included in deferred gain and will be recognized upon delivery of the equipment.

Discontinued operations

As of March 31, 2017, the Company determined that the sale of its Latin American operations to Invekra qualified as a sale of a component of its business and, as such, all such activity prior to consummation of the sale is required to be included in discontinued operations on the Company’s consolidated statement of operations. This includes the direct labor and materials for the product delivered to Invekra, the revenue on the sales to Invekra and the gain on the sale to Invekra, net of tax.

The operations of its Latin American business included in discontinued operations is summarized as follows:

	Year Ended March 31,
	2018	2017
Revenues	$–	$3,105,000
Cost of revenues	–	561,000
Income from discontinued operations before tax	–	2,544,000
Gain on disposal of discontinued operations before income taxes	–	19,679,000
Total income from discontinued operations, before tax	–	22,223,000
Income tax expense	–	(4,280,000)
Income from discontinued operations, net of tax	$–	$17,943,000